Vessel Operating Costs	12 Months Ended
Dec. 31, 2017
Vessel Operating Costs
Vessel Operating Costs

9. Vessel Operating Costs

An analysis of vessel operating costs is as follows:

	For the year ended December 31,
	2015	2016	2017
Management fees and other vessel management expenses	5,295	5,713	6,072
Crew wages	26,613	27,509	30,755
Technical maintenance expenses	9,470	12,125	12,685
Provisions and stores	2,480	2,555	3,168
Insurance expenses	4,149	4,032	3,672
Other operating expenses	4,575	3,490	3,663

Total	52,582	55,424	60,015